Condensed Financial Information of the Parent Company_Parenthetical (Details) - $ / shares		Dec. 31, 2017	Dec. 31, 2016
Ordinary shares, par value	[1]	$ 0.01	$ 0.01
Ordinary shares, authorized	[1]	50,000,000	50,000,000
Ordinary shares, issued	[1]	13,000,000	26,000
Ordinary shares, outstanding	[1]	13,000,000	26,000
Parent [Member]
Ordinary shares, par value	[1]	$ 0.01	$ 0.01
Ordinary shares, authorized	[1]	50,000,000	50,000,000
Ordinary shares, issued	[1]	13,000,000	26,000
Ordinary shares, outstanding	[1]	13,000,000	26,000

[1]	Giving retroactive effect to the 260 for 1 split effected on November 3, 2017.